Retirement Plans (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2015	$ 21.2
2016	10.2
2017	10.6
2018	11.1
2019	11.5
2020-2025	68.7
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2015	1.1
2016	1.2
2017	1.2
2018	1.3
2019	1.4
2020-2025	$ 8.5